Investment Securities (Amortized Cost and Fair Value by Contractual Maturity) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Held-to-maturity debt securities, Amortized cost:
Due in one year or less	¥ 14,562
Due from one year to five years	1,179,959
Due from five years to ten years	826,833
Due after ten years	1,882,409
Held-to-maturity debt securities, Amortized cost	3,903,763	¥ 4,165,781
Held-to-maturity debt securities, Fair value:
Due in one year or less	14,572
Due from one year to five years	1,205,257
Due from five years to ten years	827,481
Due after ten years	1,891,833
Held-to-maturity debt securities, Fair value	3,939,143	4,177,894
Available-for-sale debt securities, Fair value:
Due in one year or less	24,815,321
Due from one year to five years	8,129,683
Due from five years to ten years	8,549,713
Due after ten years	5,623,096
Available-for-sale debt securities, Fair value	¥ 47,117,813	¥ 34,200,203